Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses:
Amortization	$ 89	$ 60	$ 55
Corporate Development	152	112	0
Employee And Director Remuneration	598	700	591
General And Administrative	403	837	295
Shareholder Relations	0	384	446
Share-based Payments	391	154	974
Operating Loss	(1,633)	(2,247)	(2,361)
Interest Income	65	1	7
Foreign Exchange (loss) Gain	36	172	(29)
Change In Fair Value Of Marketable Securities	(364)	(425)	(384)
Gain on sale of mineral property	738	0	0
Impairment of mineral property interest	(1,898)	0	0
Mineral Property Option Income	12	545	762
Interest and finance expense	(38)	(71)	(33)
Net Loss Before Income Tax	(3,082)	(2,025)	(2,038)
Income Tax Recovery	32	719	206
Net loss before deferred income tax	(3,050)	(1,306)	(1,832)
Deferred income tax expense	0	(1,399)	0
Net Loss For The Year	(3,050)	(2,705)	(1,832)
Item That Will Or May Be Reclassified To Profit Or Loss:
Foreign Currency Translation Adjustment	820	(1,941)	(5)
Comprehensive Loss For The Year	$ (2,230)	$ (4,646)	$ (1,837)
Basic And Diluted Loss Per Share	$ (0.02)	$ (0.03)	$ (0.03)
Weighted Average Number Of Common Shares Outstanding	145,864,736	89,358,246	72,717,550